Condensed Financial Statements of Kentucky First Federal Bancorp - Schedule of Statements of Operations and Comprehensive (Loss) Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income
Interest income	$ 20,792	$ 19,237
Non-interest expenses	8,999	8,564
Earnings (loss) before income taxes	2,504	238
Income tax expense (benefit)	595	57
Net income (loss)	1,909	181
Other comprehensive (loss) income, net of tax-related effects:
Comprehensive income (loss)	1,925	372
Kentucky First Federal Bancorp [Member]
Income
Interest income	3	2
Total income	2,255	498
Non-interest expenses	466	462
Earnings (loss) before income taxes	1,789	36
Income tax expense (benefit)	(122)	(96)
Net income (loss)	1,911	132
Other comprehensive (loss) income, net of tax-related effects:
Unrealized holding losses on securities designated as available-for-sale during the year	16	191
Comprehensive income (loss)	1,927	323
Kentucky First Federal Bancorp [Member] | First Federal of Hazard [Member]
Income
Dividends	217	453
Equity in undistributed (excess distributed) earnings	326	(273)
Kentucky First Federal Bancorp [Member] | Frankfort First [Member]
Income
Dividends
Equity in undistributed (excess distributed) earnings	$ 1,709	$ 316